SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in Unconsolidated Joint Ventures (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items
Investments in unconsolidated entities	$ 77,610	$ 78,276	$ 44,869
NIP Joint Venture
Schedule of Available-for-sale Securities [Line Items
Investments in unconsolidated entities		1,225	1,476
Battery Point Series A-3 Preferred Units
Schedule of Available-for-sale Securities [Line Items
Investments in unconsolidated entities	$ 13,991	$ 13,991	$ 0